Finance Income and Finance Costs - Summary of Finance Income (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Finance Income Expense [Abstract]
Interest income	$ 151,219	$ 234,700
Foreign exchange gain	1,883,999	11,952
Finance income	$ 2,035,218	$ 246,652	[1]

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).